Average Annual Total Returns - Class A C R IS and R6 Shares - Federated Hermes Clover Small Value Fund	A 1 Year	A 5 Years	A 10 Years	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	C 1 Year	C 5 Years	C 10 Years	R 1 Year	R 5 Years	R 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	Russell 2000® Value Index(reflectsno deduction for fees, expenses or taxes) 1 Year		Russell 2000® Value Index(reflectsno deduction for fees, expenses or taxes) 5 Years		Russell 2000® Value Index(reflectsno deduction for fees, expenses or taxes) 10 Years		Morningstar Small Value Funds Average 1 Year		Morningstar Small Value Funds Average 5 Years		Morningstar Small Value Funds Average 10 Years
Total	13.09%	3.32%	8.44%	12.93%	1.18%	6.68%	7.75%	2.20%	6.50%	17.77%	3.71%	8.25%	19.68%	4.45%	8.88%	19.95%	4.75%	9.33%	20.05%	4.72%	9.17%	22.39%	[1]	6.99%	[1]	10.56%	[1]	21.43%	[2]	5.40%	[2]	9.82%	[2]

[1]	The Russell 2000® Value measures the performance of the small-cap value segment of the U.S. equity universe.
[2]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.